UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2026

Item 1:	Report(s) to Shareholders.

Class A

LAMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-573-A

07/26

Class C

LAMCX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-575-C

07/26

Class F

LAMFX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1020-F

07/26

Class F3

LRMAX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8953-F3

07/26

Class I

LAMYX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-577-I

07/26

Class P

LAMPX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-576-P

07/26

Class R2

LAMQX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1090-R2

07/26

Class R3

LAMRX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$58	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2064-R3

07/26

Class R4

LAMSX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8715-R4

07/26

Class R5

LAMTX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8747-R5

07/26

Class R6

LAMHX

Lord Abbett Dividend Growth Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8779-R6

07/26

Class A

LMGAX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-260-A

07/26

Class C

LMGCX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-680-C

07/26

Class F

LGOFX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1021-F

07/26

Class F3

LOMGX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8957-F3

07/26

Class I

LMGYX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-692-I

07/26

Class P

LGOPX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-606-P

07/26

Class R2

LGOQX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$70	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1091-R2

07/26

Class R3

LGORX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2065-R3

07/26

Class R4

LGOSX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8716-R4

07/26

Class R5

LGOTX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8748-R5

07/26

Class R6

LGOVX

Lord Abbett Growth Opportunities Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8780-R6

07/26

Class A

LRSCX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-261-A

07/26

Class C

LSRCX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-674-C

07/26

Class F

LRSFX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1023-F

07/26

Class F3

LRSOX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8960-F3

07/26

Class I

LRSYX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-687-I

07/26

Class P

LRSPX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-605-P

07/26

Class R2

LRSQX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1093-R2

07/26

Class R3

LRSRX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2067-R3

07/26

Class R4

LRSSX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8717-R4

07/26

Class R5

LRSTX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8749-R5

07/26

Class R6

LRSVX

Lord Abbett Small Cap Value Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8781-R6

07/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended May 31, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Item 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the six-month period ended May 31, 2026

Table of Contents

Schedules of Investments (Item 7)

1	Dividend Growth Fund

4	Growth Opportunities Fund

7	Small Cap Value Fund

10	Statements of Assets and Liabilities (Item 7)

13	Statements of Operations (Item 7)

14	Statements of Changes in Net Assets (Item 7)

16	Financial Highlights (Item 7)

28	Notes to Financial Statements (Item 7)

44	Changes in and Disagreements with Accountants (Item 8)

44	Proxy Disclosures (Item 9)

44	Remuneration Paid to Directors, Officers, and Others (Item 10)

44	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.72%

COMMON STOCKS 98.72%

Aerospace & Defense 1.71%
L3Harris Technologies, Inc.	229,873	$72,451,372
Northrop Grumman Corp.	22,379	12,614,595
Total		85,065,967

Air Freight & Logistics 1.11%
CH Robinson Worldwide, Inc.	307,599	54,952,561

Banks 6.04%
Bank of America Corp.	1,664,103	85,867,715
JPMorgan Chase & Co.	471,490	141,121,672
Wells Fargo & Co.	936,024	72,579,301
Total		299,568,688

Beverages 1.67%
Coca-Cola Co.	1,051,068	83,044,883

Capital Markets 6.86%
Bank of New York Mellon Corp.	529,764	73,864,995
Cboe Global Markets, Inc.	198,723	66,286,044
Charles Schwab Corp.	662,958	57,909,381
Morgan Stanley	683,503	142,168,624
Total		340,229,044

Chemicals 2.60%
Linde PLC	151,538	75,418,947
Sherwin-Williams Co.	175,723	53,391,677
Total		128,810,624

Commercial Services & Supplies 1.73%
Cintas Corp.	205,426	35,181,257
Waste Management, Inc.	240,134	50,778,735
Total		85,959,992

Communications Equipment 0.65%
Motorola Solutions, Inc.	79,791	32,178,114

Construction Materials 1.60%
CRH PLC (Ireland)(a)	731,816	79,614,263
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.95%
Walmart, Inc.	836,540	$96,829,505

Electric: Utilities 3.52%
Entergy Corp.	818,646	89,273,346
NextEra Energy, Inc.	979,098	85,191,317
Total		174,464,663

Electrical Equipment 1.18%
AMETEK, Inc.	259,586	58,627,498

Electronic Equipment, Instruments & Components 0.40%
Corning, Inc.	108,355	19,629,592

Financial Services 0.95%
Mastercard, Inc. Class A	95,779	47,312,910

Ground Transportation 1.34%
Old Dominion Freight Line, Inc.	295,651	66,565,823

Health Care Equipment & Supplies 0.51%
Stryker Corp.	82,483	25,164,738

Health Care Providers & Services 2.19%
UnitedHealth Group, Inc.	286,449	108,939,419

Hotels, Restaurants & Leisure 1.10%
McDonald’s Corp.	194,796	54,387,043

Insurance 1.95%
Arthur J Gallagher & Co.	183,928	36,989,760
Chubb Ltd. (Switzerland)(a)	191,774	59,781,709
Total		96,771,469

Interactive Media & Services 3.69%
Alphabet, Inc. Class A	481,925	183,295,355

Life Sciences Tools & Services 1.25%
Danaher Corp.	150,222	27,441,053
West Pharmaceutical Services, Inc.	107,815	34,803,760
Total		62,244,813

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2026

Investments	Shares	Fair Value
Machinery 3.06%
Deere & Co.	100,737	$54,617,587
Parker-Hannifin Corp.	114,862	97,015,891
Total		151,633,478

Metals & Mining 1.53%
Steel Dynamics, Inc.	291,272	75,774,411

Multi-Utilities 1.31%
CMS Energy Corp.	893,490	64,840,569

Oil, Gas & Consumable Fuels 5.96%
Enbridge, Inc. (Canada)(a)	1,903,908	104,219,924
Exxon Mobil Corp.	726,764	105,569,738
Marathon Petroleum Corp.	344,632	85,734,103
Total		295,523,765

Pharmaceuticals 6.07%
Eli Lilly & Co.	143,356	158,408,380
Johnson & Johnson	633,147	142,667,014
Total		301,075,394

Semiconductors & Semiconductor Equipment 22.18%
Analog Devices, Inc.	277,803	114,968,772
Broadcom, Inc.	569,570	254,466,789
Lam Research Corp.	455,486	144,926,535
NVIDIA Corp.	1,891,691	399,411,638
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	446,787	186,958,020
Total		1,100,731,754

Software 7.68%
Microsoft Corp.	733,435	330,221,774
Oracle Corp.	225,436	50,898,940
Total		381,120,714

Specialty Retail 3.95%
Home Depot, Inc.	128,156	40,643,394
Lowe’s Cos., Inc.	267,785	57,402,393
Investments	Shares	Fair Value
Specialty Retail (continued)
TJX Cos., Inc.	633,315	$98,005,496
Total		196,051,283

Technology Hardware, Storage & Peripherals 0.86%
Apple, Inc.	136,737	42,670,148

Tobacco 2.12%
Philip Morris International, Inc.	594,381	105,431,302
Total Common Stocks (cost $2,858,762,920)		4,898,509,782

	Principal Amount

SHORT-TERM INVESTMENTS 1.66%

Repurchase Agreements 1.66%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $61,701,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $84,099,313; proceeds: $82,472,539 (cost $82,450,208)	$82,450,208	82,450,208
Total Investments in Securities 100.38% (cost $2,941,213,128)		4,980,959,990
Other Assets and Liabilities – Net (0.38)%		(18,937,141)
Net Assets 100.00%		$4,962,022,849

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,898,509,782	$–	$–	$4,898,509,782
Short-Term Investments
Repurchase Agreements	–	82,450,208	–	82,450,208
Total	$4,898,509,782	$82,450,208	$–	$4,980,959,990

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.88%

COMMON STOCKS 97.88%

Aerospace & Defense 11.49%
Axon Enterprise, Inc.*	9,916	$4,449,507
Carpenter Technology Corp.	28,463	13,348,578
Curtiss-Wright Corp.	11,308	8,453,974
FTAI Aviation Ltd.	46,445	12,091,491
Howmet Aerospace, Inc.	107,717	27,817,915
Karman Holdings, Inc.*	72,453	4,166,047
Mercury Systems, Inc.*	56,393	6,299,098
Rocket Lab Corp.*	46,743	6,706,686
Woodward, Inc.	22,520	7,882,676
Total		91,215,972

Biotechnology 8.56%
Abivax SA ADR*	50,270	6,667,310
Argenx SE ADR*	14,814	12,384,356
Ascendis Pharma AS (Denmark)*(a)	23,568	5,281,824
Bridgebio Pharma, Inc.*	3,516	232,970
Cogent Biosciences, Inc.*	216,426	7,566,253
Madrigal Pharmaceuticals, Inc.*	17,636	8,769,854
Mirum Pharmaceuticals, Inc.*	56,117	5,695,876
Natera, Inc.*	50,311	11,237,968
Revolution Medicines, Inc.*	39,253	6,181,562
Roivant Sciences Ltd.*	132,616	3,977,154
Total		67,995,127

Building Products 2.37%
Madison Air Solutions Corp. Class A*(b)	249,422	10,842,374
Modine Manufacturing Co.*	28,462	7,938,337
Total		18,780,711

Capital Markets 5.09%
Cboe Global Markets, Inc.	23,422	7,812,642
Evercore, Inc. Class A	17,524	5,973,231
Interactive Brokers Group, Inc. Class A	147,967	12,868,690
Nasdaq, Inc.	43,048	3,982,801
Investments	Shares	Fair Value
Capital Markets (continued)
Raymond James Financial, Inc.	37,904	$5,435,813
Tradeweb Markets, Inc. Class A	43,526	4,363,481
Total		40,436,658

Communications Equipment 1.73%
Ciena Corp.*	11,259	6,532,810
Lumentum Holdings, Inc.*	8,421	7,199,618
Total		13,732,428

Construction & Engineering 11.84%
API Group Corp.*	154,140	6,319,740
Comfort Systems USA, Inc.	18,886	34,527,574
EMCOR Group, Inc.	12,596	10,414,625
MasTec, Inc.*	31,741	12,009,842
Quanta Services, Inc.	32,180	22,903,471
Sterling Infrastructure, Inc.*	9,057	7,796,628
Total		93,971,880

Electrical Equipment 6.87%
Bloom Energy Corp. Class A*	39,635	11,295,975
Nextpower, Inc. Class A*	51,979	8,129,515
Vertiv Holdings Co. Class A	111,183	35,101,585
Total		54,527,075

Electronic Equipment, Instruments & Components 2.49%
Fabrinet (Thailand)*(a)	14,265	9,331,592
TTM Technologies, Inc.*	60,020	10,426,675
Total		19,758,267

Energy Equipment & Services 0.84%
TechnipFMC PLC (United Kingdom)(a)	97,909	6,698,934

Entertainment 3.15%
Live Nation Entertainment, Inc.*	70,301	11,839,391
Take-Two Interactive Software, Inc.*	29,759	6,670,778
TKO Group Holdings, Inc.	31,590	6,481,636
Total		24,991,805

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2026

Investments	Shares	Fair Value
Financial Services 1.48%
Affirm Holdings, Inc.*	109,577	$8,070,346
Rocket Cos., Inc. Class A*	252,883	3,669,332
Total		11,739,678

Ground Transportation 0.67%
XPO, Inc.*	24,870	5,328,397

Health Care Equipment & Supplies 0.43%
IDEXX Laboratories, Inc.*	6,061	3,415,555

Health Care Providers & Services 1.96%
Guardant Health, Inc.*	120,137	15,580,568

Hotels, Restaurants & Leisure 4.75%
Cava Group, Inc.*	102,041	7,924,504
Hilton Worldwide Holdings, Inc.	49,704	16,286,013
Viking Holdings Ltd.*	146,312	13,476,798
Total		37,687,315

Household Durables 0.62%
SharkNinja, Inc.*	40,158	4,894,859

Information Technology Services 5.01%
Cloudflare, Inc. Class A*	53,828	13,016,687
CoreWeave, Inc. Class A*	80,636	8,832,061
DigitalOcean Holdings, Inc.*	37,562	5,857,794
Snowflake, Inc.*	24,849	6,350,162
Twilio, Inc. Class A*	30,129	5,743,792
Total		39,800,496

Interactive Media & Services 0.80%
Reddit, Inc. Class A*	36,038	6,342,688

Machinery 2.02%
IDEX Corp.	32,561	6,864,836
RBC Bearings, Inc.*	16,067	9,189,681
Total		16,054,517

Oil, Gas & Consumable Fuels 0.98%
Cheniere Energy, Inc.	34,696	7,801,743

Professional Services 0.94%
Planet Labs PBC*	145,899	7,461,275
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 10.49%
Astera Labs, Inc.*	45,233	$15,508,134
Cerebras Systems, Inc. Class A*(b)	11,736	2,781,315
Credo Technology Group Holding Ltd.*	30,646	7,233,375
Lattice Semiconductor Corp.*	95,141	13,993,338
Monolithic Power Systems, Inc.	14,088	22,064,767
Nova Ltd. (Israel)*(a)	29,451	14,794,121
Teradyne, Inc.	18,378	6,879,069
Total		83,254,119

Software 5.72%
AppLovin Corp. Class A*	12,682	7,775,207
Circle Internet Group, Inc.*	64,201	7,254,713
Datadog, Inc. Class A*	73,867	18,271,003
JFrog Ltd.*	43,829	3,483,529
Nebius Group NV (Netherlands)*(a)(b)	37,331	8,626,821
Total		45,411,273

Specialty Retail 2.81%
Carvana Co.*	176,415	12,878,295
Ross Stores, Inc.	40,871	9,471,037
Total		22,349,332

Technology Hardware, Storage & Peripherals 3.36%
Sandisk Corp.*	15,752	26,699,325

Textiles, Apparel & Luxury Goods 1.41%
Amer Sports, Inc. (Finland)*(a)	173,436	6,170,853
Deckers Outdoor Corp.*	43,854	4,992,778
Total		11,163,631
Total Common Stocks (cost $513,095,139)		777,093,628

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.16%

Repurchase Agreements 3.54%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $29,199,200 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $28,662,242; proceeds: $28,107,842 (cost $28,100,231)	$28,100,231	$28,100,231

Time Deposits 0.16%
CitiBank N.A.(c) (cost $1,284,363)	1,284,363	1,284,363
Investments	Shares	Fair Value
Money Market Funds 1.46%
Fidelity Government Portfolio(c) (cost $11,559,271)	11,559,271	$11,559,271
Total Short-Term Investments (cost $40,943,865)		40,943,865
Total Investments in Securities 103.04% (cost $554,039,004)		818,037,493
Other Assets and Liabilities – Net (3.04)%		(24,108,810)
Net Assets 100.00%		$793,928,683

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$777,093,628	$–	$–	$777,093,628
Short-Term Investments
Repurchase Agreements	–	28,100,231	–	28,100,231
Time Deposits	–	1,284,363	–	1,284,363
Money Market Funds	11,559,271	–	–	11,559,271
Total	$788,652,899	$29,384,594	$–	$818,037,493

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.46%

COMMON STOCKS 99.46%

Aerospace & Defense 1.29%
Hexcel Corp.	55,962	$5,024,828

Automobile Components 2.54%
LCI Industries	46,802	5,102,354
XPEL, Inc.*	104,229	4,765,350
Total		9,867,704

Banks 14.58%
Axos Financial, Inc.*	57,745	5,018,618
Bancorp, Inc.*	94,646	5,220,673
Bank of NT Butterfield & Son Ltd.	147,786	8,343,998
First BanCorp	348,113	8,347,750
Heritage Financial Corp.	238,127	6,488,961
Seacoast Banking Corp. of Florida	246,053	7,457,866
Wintrust Financial Corp.	53,703	8,067,802
WSFS Financial Corp.	108,676	7,764,900
Total		56,710,568

Building Products 2.17%
Griffon Corp.	96,120	8,456,638

Capital Markets 5.28%
Affiliated Managers Group, Inc.	22,265	6,742,955
Marex Group PLC (United Kingdom)(a)	168,718	8,931,931
Moelis & Co. Class A	72,448	4,875,026
Total		20,549,912

Chemicals 5.51%
Avient Corp.	174,789	6,191,027
Element Solutions, Inc.	223,412	9,479,371
HB Fuller Co.	90,064	5,771,301
Total		21,441,699

Commercial Services & Supplies 2.11%
Brady Corp. Class A	95,307	8,204,027
Investments	Shares	Fair Value
Construction & Engineering 5.90%
Arcosa, Inc.	65,152	$8,258,016
Everus Construction Group, Inc.*	39,916	5,938,303
WillScot Holdings Corp.	340,211	8,753,629
Total		22,949,948

Consumer Finance 3.40%
EZCORP, Inc. Class A*	182,777	5,709,953
FirstCash Holdings, Inc.	34,223	7,525,980
Total		13,235,933

Consumer Staples Distribution & Retail 1.80%
PriceSmart, Inc.	41,250	7,012,087

Containers & Packaging 2.25%
TriMas Corp.	213,711	8,747,191

Electric: Utilities 1.96%
IDACORP, Inc.	54,445	7,637,000

Electronic Equipment, Instruments & Components 6.97%
Advanced Energy Industries, Inc.	17,338	5,239,197
Belden, Inc.	53,874	5,661,080
Crane NXT Co.	94,934	3,687,236
Littelfuse, Inc.	26,832	12,527,056
Total		27,114,569

Food Products 0.94%
Marzetti Co.	32,572	3,646,110

Ground Transportation 2.50%
Landstar System, Inc.	46,972	9,718,507

Health Care Providers & Services 2.58%
Addus HomeCare Corp.*	52,851	4,845,380
Pediatrix Medical Group, Inc.*	241,821	5,208,824
Total		10,054,204

Health Care REITS 1.47%
American Healthcare REIT, Inc.	116,694	5,705,170

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2026

Investments	Shares	Fair Value
Insurance 2.06%
White Mountains Insurance Group Ltd.	3,886	$8,023,891

Leisure Products 1.66%
Callaway Golf Co.*	419,078	6,453,801

Life Sciences Tools & Services 2.39%
Fortrea Holdings, Inc.*	603,221	9,283,571

Machinery 1.69%
Worthington Enterprises, Inc.	115,877	6,578,337

Media 1.25%
Nexstar Media Group, Inc.	27,294	4,870,068

Oil, Gas & Consumable Fuels 5.62%
Chord Energy Corp.	86,290	11,379,063
Gulfport Energy Corp.*	32,568	5,490,639
Northern Oil & Gas, Inc.	230,030	5,007,753
Total		21,877,455

Personal Care Products 1.45%
Interparfums, Inc.	59,906	5,653,329

Pharmaceuticals 1.34%
Phibro Animal Health Corp. Class A	169,255	5,211,361

Professional Services 2.94%
Genpact Ltd.	185,743	6,120,232
Maximus, Inc.	85,719	5,308,578
Total		11,428,810

Real Estate Management & Development 2.14%
Cushman & Wakefield Ltd.*	669,597	8,329,787

Semiconductors & Semiconductor Equipment 7.78%
Diodes, Inc.*	58,510	6,162,273
Silicon Motion Technology Corp. ADR	87,100	24,115,377
Total		30,277,650
Investments	Shares	Fair Value
Software 0.79%
Blackbaud, Inc.*	99,445	$3,051,967

Textiles, Apparel & Luxury Goods 3.27%
Kontoor Brands, Inc.	77,714	5,577,534
Steven Madden Ltd.	164,381	7,140,710
Total		12,718,244

Trading Companies & Distributors 1.83%
Rush Enterprises, Inc. Class A	102,715	7,121,231
Total Common Stocks (cost $298,820,269)		386,955,597

	Principal Amount

SHORT-TERM INVESTMENTS 0.68%

Repurchase Agreements 0.68%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $2,750,600 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $2,700,062; proceeds: $2,647,749 (cost $2,647,032)	$2,647,032	2,647,032
Total Investments in Securities 100.14% (cost $301,467,301)		389,602,629
Other Assets and Liabilities – Net (0.14)%		(529,657)
Net Assets 100.00%		$389,072,972

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$386,955,597	$–	$–	$386,955,597
Short-Term Investments
Repurchase Agreements	–	2,647,032	–	2,647,032
Total	$386,955,597	$2,647,032	$–	$389,602,629

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities (unaudited)

May 31, 2026

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,941,213,128	$554,039,004	$301,467,301
Investments in securities, at fair value including $0, $12,726,297 and $0, respectively, of securities loaned	$4,980,959,990	$818,037,493	$389,602,629
Cash	–	9	–
Receivables:
Interest and dividends	6,515,941	91,479	488,978
Capital shares sold	1,767,870	425,377	18,467
From advisor (See Note 3)	5,533	89,912	–
Investment securities sold	–	11,864,895	–
Securities lending income	209	147	488
Prepaid expenses and other assets	79,567	80,683	68,917
Total assets	4,989,329,110	830,589,995	390,179,479
LIABILITIES:
Payables:
Investment securities purchased	19,498,856	22,619,555	–
Capital shares reacquired	3,798,957	421,589	504,500
Management fee	2,148,737	423,202	249,241
12b-1 distribution plan	726,005	109,945	62,640
Directors’ fees	395,258	87,138	158,947
Fund administration	167,087	26,043	13,293
Collateral due to broker for securities lending	–	12,843,634	–
Accrued expenses	571,361	130,206	117,886
Total liabilities	27,306,261	36,661,312	1,106,507
Commitments and contingent liabilities	–	–	–
NET ASSETS	$4,962,022,849	$793,928,683	$389,072,972
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,682,198,869	$502,006,281	$284,555,797
Total distributable earnings/(loss)	2,279,823,980	291,922,402	104,517,175
Net Assets	$4,962,022,849	$793,928,683	$389,072,972

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2026

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net Assets by class:
Class A Shares	$2,995,462,753	$448,830,577	$169,436,307
Class C Shares	$134,543,265	$7,564,077	$1,758,124
Class F Shares	$64,823,494	$4,851,116	$2,193,665
Class F3 Shares	$481,539,395	$164,844,920	$30,054,241
Class I Shares	$1,237,443,214	$136,948,825	$162,749,331
Class P Shares	$1,120,922	$3,139,515	$8,061,941
Class R2 Shares	$1,314,151	$436,921	$954,322
Class R3 Shares	$14,850,454	$12,820,282	$2,626,465
Class R4 Shares	$5,380,761	$1,127,794	$445,021
Class R5 Shares	$752,591	$22,614	$705,129
Class R6 Shares	$24,791,849	$13,342,042	$10,088,426
Outstanding shares by class:
Class A Shares (538.125, 198 and 378 million shares of common stock authorized, $.001 par value)	112,280,156	14,452,592	10,528,866
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	5,149,882	462,202	1,699,154
Class F Shares (144.375, 66 and 63 million shares of common stock authorized, $.001 par value)	2,403,439	144,340	133,979
Class F3 Shares (88.125, 66 and 63 million shares of common stock authorized, $.001 par value)	17,603,116	4,161,932	1,314,522
Class I Shares (144.375, 66 and 315 million shares of common stock authorized, $.001 par value)	45,690,461	3,508,777	7,221,981
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	41,645	107,665	564,406
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	48,525	15,859	69,103
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	560,830	444,893	182,817
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	201,931	36,314	27,545
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	27,801	579	31,230
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	906,602	336,964	441,490
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$26.68	$31.06	$16.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75% and 5.75%, respectively)	$28.31	$32.95	$17.07
Class C Shares-Net asset value	$26.13	$16.37	$1.03

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2026

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Class F Shares-Net asset value	$26.97	$33.61	$16.37
Class F3 Shares-Net asset value	$27.36	$39.61	$22.86
Class I Shares-Net asset value	$27.08	$39.03	$22.54
Class P Shares-Net asset value	$26.92	$29.16	$14.28
Class R2 Shares-Net asset value	$27.08	$27.55	$13.81
Class R3 Shares-Net asset value	$26.48	$28.82	$14.37
Class R4 Shares-Net asset value	$26.65	$31.06	$16.16
Class R5 Shares-Net asset value	$27.07	$39.09	$22.58
Class R6 Shares-Net asset value	$27.35	$39.59	$22.85

*	Net asset value may not recalculate due to rounding of fractional shares.

12	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2026

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $563,921, $0 and $13,983, respectively)	$34,022,192	$720,537	$2,725,201
Securities lending net income	220	8,160	252
Interest and other	1,065,721	359,700	44,407
Total investment income	35,088,133	1,088,397	2,769,860
Expenses:
Management fee	12,286,557	2,279,424	1,411,396
12b-1 distribution plan–Class A	3,626,210	507,411	206,707
12b-1 distribution plan–Class C	660,866	36,587	8,881
12b-1 distribution plan–Class F	31,907	2,190	1,085
12b-1 distribution plan–Class P	2,512	6,295	17,562
12b-1 distribution plan–Class R2	4,047	1,179	2,716
12b-1 distribution plan–Class R3	36,496	29,346	6,680
12b-1 distribution plan–Class R4	6,775	2,003	524
Shareholder servicing	1,195,465	290,987	126,143
Fund administration	954,139	140,272	75,274
Reports to shareholders	123,861	41,688	22,710
Registration	111,706	100,762	79,624
Directors’ fees	68,194	10,097	5,356
Professional	40,674	26,870	22,468
Custody	20,057	4,865	5,061
Other	95,850	43,484	36,456
Gross expenses	19,265,316	3,523,460	2,028,643
Fees waived and expenses reimbursed (See Note 3)	(51,964)	(531,512)	(5,061)
Net expenses	19,213,352	2,991,948	2,023,582
Net investment income (loss)	15,874,781	(1,903,551)	746,278
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	242,536,887	36,207,122	15,729,039
Net realized gain/(loss) on foreign currency related transactions	(3,637)	–	(284)
Net change in unrealized appreciation/(depreciation) on investments	81,551,621	58,557,923	28,728,736
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(8,112)	–	–
Net realized and unrealized gain/(loss)	324,076,759	94,765,045	44,457,491
Net Increase in Net Assets Resulting From Operations	$339,951,540	$92,861,494	$45,203,769

See Notes to Financial Statements.	13

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025
Operations:
Net investment income (loss)	$15,874,781	$32,860,696
Net realized gain/(loss)	242,533,250	204,324,204
Net change in unrealized appreciation/(depreciation)	81,543,509	214,399,367
Net increase (decrease) in net assets resulting from operations	339,951,540	451,584,267
Distributions to Shareholders:
Class A	(130,827,575)	(132,999,581)
Class C	(5,623,256)	(5,847,864)
Class F	(2,827,554)	(3,218,038)
Class F3	(20,154,242)	(18,763,088)
Class I	(53,182,237)	(49,319,007)
Class P	(60,906)	(53,342)
Class R2	(58,184)	(51,846)
Class R3	(654,569)	(710,947)
Class R4	(253,071)	(297,294)
Class R5	(36,199)	(17,443)
Class R6	(1,059,028)	(1,063,863)
Total distribution to shareholders	(214,736,821)	(212,342,313)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	345,332,561	577,024,886
Reinvestment of distributions	204,167,036	203,046,065
Cost of shares reacquired	(431,581,208)	(718,250,669)
Net increase (decrease) in net assets resulting from capital share transactions	117,918,389	61,820,282
Net increase (decrease) in net assets	243,133,108	301,062,236
NET ASSETS:
Beginning of period	$4,718,889,741	$4,417,827,505
End of period	$4,962,022,849	$4,718,889,741

14	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$(1,903,551)	$(3,412,719)	$746,278	$1,627,307
36,207,122	63,085,792	15,728,755	20,639,039
58,557,923	487,821	28,728,736	(56,914,969)

92,861,494	60,160,894	45,203,769	(34,648,623)

(28,320,331)	–	(10,140,450)	(19,323,694)
(936,614)	–	(918,218)	(1,429,342)
(285,589)	–	(134,983)	(254,976)
(7,261,156)	–	(1,310,788)	(2,318,706)
(6,277,064)	–	(7,152,270)	(11,505,336)
(199,539)	–	(530,608)	(1,009,683)
(30,216)	–	(59,690)	(97,134)
(876,885)	–	(202,010)	(264,772)
(117,011)	–	(24,659)	(51,145)
(1,154)	–	(29,253)	(22,780)
(668,140)	–	(464,014)	(551,859)
(44,973,699)	–	(20,966,943)	(36,829,427)

99,119,124	201,514,706	13,580,073	25,801,308
43,429,758	–	19,991,509	35,266,909
(94,939,854)	(128,587,524)	(35,289,919)	(60,079,331)

47,609,028	72,927,182	(1,718,337)	988,886
95,496,823	133,088,076	22,518,489	(70,489,164)

$698,431,860	$565,343,784	$366,554,483	$437,043,647
$793,928,683	$698,431,860	$389,072,972	$366,554,483

See Notes to Financial Statements.	15

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(c)	$26.06	$0.08	$1.72	$1.80	$(0.09)	$(1.09)	$(1.18)
11/30/2025	24.79	0.16	2.29	2.45	(0.16)	(1.02)	(1.18)
11/30/2024	18.85	0.15	6.06	6.21	(0.16)	(0.11)	(0.27)
11/30/2023	18.54	0.15	1.14	1.29	(0.15)	(0.83)	(0.98)
11/30/2022	21.23	0.17	(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
Class C
5/31/2026(c)	25.55	(0.02)	1.69	1.67	–	(1.09)	(1.09)
11/30/2025	24.33	(0.02)	2.26	2.24	–	(1.02)	(1.02)
11/30/2024	18.52	(0.01)	5.94	5.93	(0.01)	(0.11)	(0.12)
11/30/2023	18.23	0.01	1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03	(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
Class F
5/31/2026(c)	26.32	0.11	1.74	1.85	(0.11)	(1.09)	(1.20)
11/30/2025	25.00	0.22	2.32	2.54	(0.20)	(1.02)	(1.22)
11/30/2024	18.99	0.20	6.11	6.31	(0.19)	(0.11)	(0.30)
11/30/2023	18.65	0.18	1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22	(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
Class F3
5/31/2026(c)	26.69	0.12	1.76	1.88	(0.12)	(1.09)	(1.21)
11/30/2025	25.34	0.24	2.35	2.59	(0.22)	(1.02)	(1.24)
11/30/2024	19.25	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.91	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24	(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
Class I
5/31/2026(c)	26.44	0.11	1.74	1.85	(0.12)	(1.09)	(1.21)
11/30/2025	25.13	0.23	2.32	2.55	(0.22)	(1.02)	(1.24)
11/30/2024	19.10	0.21	6.14	6.35	(0.21)	(0.11)	(0.32)
11/30/2023	18.78	0.19	1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25	(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
Class P
5/31/2026(c)	26.28	0.05	1.74	1.79	(0.06)	(1.09)	(1.15)
11/30/2025	24.98	0.12	2.32	2.44	(0.12)	(1.02)	(1.14)
11/30/2024	19.00	0.11	6.10	6.21	(0.12)	(0.11)	(0.23)
11/30/2023	18.68	0.11	1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14	(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.68	7.30	(d)	0.88	(e)	0.88	(e)	0.59	(e)	$2,995,463	19	(d)
26.06	10.52		0.89		0.89		0.69		2,885,255	30
24.79	33.24		0.89		0.89		0.69		2,785,299	25
18.85	7.58		0.90		0.90		0.82		2,215,523	35
18.54	(5.30)		0.92		0.92		0.95		2,213,259	47
21.23	22.95		0.91		0.91		0.82		2,368,031	39

26.13	6.85	(d)	1.63	(e)	1.63	(e)	(0.16	)(e)	134,543	19	(d)
25.55	9.74		1.64		1.64		(0.06)		131,727	30
24.33	32.22		1.64		1.64		(0.06)		139,303	25
18.52	6.77		1.65		1.65		0.06		135,085	35
18.23	(6.00)		1.67		1.67		0.19		158,789	47
20.90	22.07		1.66		1.66		0.07		193,493	39

26.97	7.42	(d)	0.63	(e)	0.73	(e)	0.85	(e)	64,823	19	(d)
26.32	10.79		0.64		0.74		0.94		64,765	30
25.00	33.55		0.64		0.74		0.93		66,140	25
18.99	7.84		0.65		0.75		0.99		60,941	35
18.65	(5.05)		0.67		0.77		1.16		184,824	47
21.32	23.29		0.66		0.76		1.07		467,768	39

27.36	7.41	(d)	0.58	(e)	0.58	(e)	0.89	(e)	481,539	19	(d)
26.69	10.87		0.58		0.58		0.99		439,387	30
25.34	33.64		0.59		0.59		0.99		377,366	25
19.25	7.86		0.59		0.59		1.12		291,252	35
18.91	(4.95)		0.60		0.60		1.26		295,542	47
21.60	23.34		0.60		0.60		1.14		314,607	39

27.08	7.40	(d)	0.63	(e)	0.63	(e)	0.84	(e)	1,237,443	19	(d)
26.44	10.80		0.64		0.64		0.94		1,150,853	30
25.13	33.59		0.64		0.64		0.94		1,003,984	25
19.10	7.80		0.65		0.65		1.07		889,207	35
18.78	(5.04)		0.67		0.67		1.39		812,893	47
21.48	23.27		0.66		0.66		1.08		70,953	39

26.92	7.14	(d)	1.08	(e)	1.08	(e)	0.39	(e)	1,121	19	(d)
26.28	10.34		1.09		1.09		0.49		1,268	30
24.98	32.94		1.09		1.09		0.49		1,156	25
19.00	7.36		1.10		1.10		0.61		850	35
18.68	(5.46)		1.12		1.12		0.74		913	47
21.37	22.72		1.12		1.12		0.61		1,074	39

See Notes to Financial Statements.	17

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2026(c)	$26.44	$0.03	$1.75	$1.78	$(0.05)	$(1.09)	$(1.14)
11/30/2025	25.13	0.08	2.33	2.41	(0.08)	(1.02)	(1.10)
11/30/2024	19.11	0.07	6.15	6.22	(0.09)	(0.11)	(0.20)
11/30/2023	18.78	0.08	1.16	1.24	(0.08)	(0.83)	(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
Class R3
5/31/2026(c)	25.87	0.04	1.72	1.76	(0.06)	(1.09)	(1.15)
11/30/2025	24.62	0.10	2.27	2.37	(0.10)	(1.02)	(1.12)
11/30/2024	18.72	0.09	6.03	6.12	(0.11)	(0.11)	(0.22)
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
Class R4
5/31/2026(c)	26.03	0.07	1.73	1.80	(0.09)	(1.09)	(1.18)
11/30/2025	24.76	0.16	2.29	2.45	(0.16)	(1.02)	(1.18)
11/30/2024	18.83	0.15	6.05	6.20	(0.16)	(0.11)	(0.27)
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
Class R5
5/31/2026(c)	26.43	0.11	1.74	1.85	(0.12)	(1.09)	(1.21)
11/30/2025	25.12	0.25	2.30	2.55	(0.22)	(1.02)	(1.24)
11/30/2024	19.10	0.20	6.14	6.34	(0.21)	(0.11)	(0.32)
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
Class R6
5/31/2026(c)	26.68	0.12	1.76	1.88	(0.12)	(1.09)	(1.21)
11/30/2025	25.33	0.24	2.35	2.59	(0.22)	(1.02)	(1.24)
11/30/2024	19.24	0.22	6.19	6.41	(0.21)	(0.11)	(0.32)
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

18	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.08	7.08	(d)	1.23	(e)	1.23	(e)	0.24	(e)	$1,314	19	(d)
26.44	10.14		1.24		1.24		0.34		1,356	30
25.13	32.77		1.24		1.24		0.34		1,186	25
19.11	7.21		1.25		1.25		0.47		1,282	35
18.78	(5.64)		1.27		1.27		0.60		1,207	47
21.48	22.56		1.26		1.26		0.49		1,427	39

26.48	7.17	(d)	1.13	(e)	1.13	(e)	0.34	(e)	14,850	19	(d)
25.87	10.23		1.14		1.14		0.44		14,846	30
24.62	32.87		1.14		1.14		0.43		15,578	25
18.72	7.32		1.15		1.15		0.58		13,539	35
18.43	(5.53)		1.17		1.17		0.69		10,852	47
21.11	22.66		1.16		1.16		0.56		13,953	39

26.65	7.31	(d)	0.88	(e)	0.88	(e)	0.58	(e)	5,381	19	(d)
26.03	10.52		0.89		0.89		0.68		5,237	30
24.76	33.21		0.89		0.89		0.69		6,352	25
18.83	7.55		0.90		0.90		0.82		6,633	35
18.53	(5.30)		0.92		0.92		0.94		4,194	47
21.21	22.96		0.91		0.91		0.80		4,441	39

27.07	7.40	(d)	0.63	(e)	0.63	(e)	0.84	(e)	753	19	(d)
26.43	10.81		0.64		0.64		1.03		785	30
25.12	33.54		0.64		0.64		0.93		255	25
19.10	7.86		0.65		0.65		1.07		257	35
18.77	(5.09)		0.67		0.67		1.14		291	47
21.47	23.28		0.66		0.66		1.09		620	39

27.35	7.45	(d)	0.58	(e)	0.58	(e)	0.89	(e)	24,792	19	(d)
26.68	10.88		0.58		0.58		0.99		23,411	30
25.33	33.66		0.59		0.59		0.99		21,209	25
19.24	7.87		0.59		0.59		1.12		15,748	35
18.90	(5.00)		0.60		0.60		1.26		16,552	47
21.59	23.34		0.60		0.60		1.13		18,992	39

See Notes to Financial Statements.	19

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2026(c)	$29.55	$(0.09)	$3.62	$3.53	$(2.02)	$31.06
11/30/2025	27.16	(0.18)	2.57	2.39	–	29.55
11/30/2024	18.47	(0.14)	8.83	8.69	–	27.16
11/30/2023	18.95	(0.11)	(0.37)	(0.48)	–	18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
Class C
5/31/2026(c)	16.62	(0.10)	1.87	1.77	(2.02)	16.37
11/30/2025	15.39	(0.21)	1.44	1.23	–	16.62
11/30/2024	10.55	(0.17)	5.01	4.84	–	15.39
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
Class F
5/31/2026(c)	31.78	(0.08)	3.93	3.85	(2.02)	33.61
11/30/2025	29.17	(0.14)	2.75	2.61	–	31.78
11/30/2024	19.81	(0.12)	9.48	9.36	–	29.17
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
Class F3
5/31/2026(c)	37.04	(0.05)	4.64	4.59	(2.02)	39.61
11/30/2025	33.93	(0.10)	3.21	3.11	–	37.04
11/30/2024	23.00	(0.09)	11.02	10.93	–	33.93
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
Class I
5/31/2026(c)	36.55	(0.07)	4.57	4.50	(2.02)	39.03
11/30/2025	33.52	(0.13)	3.16	3.03	–	36.55
11/30/2024	22.73	(0.11)	10.90	10.79	–	33.52
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
Class P
5/31/2026(c)	27.90	(0.11)	3.39	3.28	(2.02)	29.16
11/30/2025	25.70	(0.22)	2.42	2.20	–	27.90
11/30/2024	17.51	(0.18)	8.37	8.19	–	25.70
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90

20	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

13.09 (d)	0.96	(e)	1.11	(e)	(0.65	)(e)	$448,831	59	(d)
8.76	0.96		1.11		(0.65)		414,095	100
46.97	0.96		1.15		(0.66)		408,014	117
(2.48)	0.96		1.16		(0.61)		307,288	149
(27.23)	1.05		1.19		(0.40)		356,219	118
12.09	1.06		1.17		(0.71)		531,845	68

12.63 (d)	1.71	(e)	1.86	(e)	(1.40	)(e)	7,564	59	(d)
7.99	1.71		1.86		(1.40)		7,543	100
45.88	1.71		1.90		(1.41)		8,454	117
(3.30)	1.71		1.91		(1.38)		7,907	149
(27.73)	1.80		1.94		(1.16)		15,434	118
11.24	1.81		1.92		(1.47)		25,235	68

13.19 (d)	0.81	(e)	0.96	(e)	(0.50	)(e)	4,851	59	(d)
8.95	0.81		0.96		(0.50)		4,463	100
47.17	0.81		1.00		(0.51)		4,872	117
(2.36)	0.81		1.01		(0.51)		3,825	149
(27.09)	0.90		1.04		(0.29)		16,775	118
12.22	0.91		1.02		(0.57)		48,943	68

13.29 (d)	0.60	(e)	0.76	(e)	(0.29	)(e)	164,845	59	(d)
9.17	0.59		0.77		(0.28)		129,367	100
47.46	0.63		0.79		(0.33)		75,989	117
(2.17)	0.63		0.78		(0.28)		47,318	149
(26.98)	0.71		0.85		(0.06)		48,091	118
12.44	0.73		0.84		(0.39)		59,660	68

13.22 (d)	0.71	(e)	0.86	(e)	(0.40	)(e)	136,949	59	(d)
9.04	0.71		0.86		(0.39)		113,191	100
47.34	0.71		0.90		(0.41)		38,336	117
(2.23)	0.71		0.90		(0.34)		28,362	149
(27.03)	0.81		0.94		(0.06)		14,742	118
12.35	0.81		0.92		(0.48)		217,472	68

12.96 (d)	1.16	(e)	1.31	(e)	(0.85	)(e)	3,140	59	(d)
8.56	1.16		1.31		(0.86)		3,270	100
46.69	1.16		1.35		(0.86)		3,485	117
(2.72)	1.16		1.36		(0.81)		2,754	149
(27.35)	1.25		1.39		(0.60)		2,643	118
11.86	1.26		1.37		(0.92)		3,657	68

See Notes to Financial Statements.	21

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R2
5/31/2026(c)	$26.49	$(0.12)	$3.20	$3.08	$(2.02)	$27.55
11/30/2025	24.44	(0.24)	2.29	2.05	–	26.49
11/30/2024	16.68	(0.20)	7.96	7.76	–	24.44
11/30/2023	17.18	(0.16)	(0.34)	(0.50)	–	16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
Class R3
5/31/2026(c)	27.60	(0.12)	3.36	3.24	(2.02)	28.82
11/30/2025	25.44	(0.23)	2.39	2.16	–	27.60
11/30/2024	17.34	(0.19)	8.29	8.10	–	25.44
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
Class R4
5/31/2026(c)	29.55	(0.09)	3.62	3.53	(2.02)	31.06
11/30/2025	27.17	(0.18)	2.56	2.38	–	29.55
11/30/2024	18.47	(0.14)	8.84	8.70	–	27.17
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
Class R5
5/31/2026(c)	36.60	(0.07)	4.58	4.51	(2.02)	39.09
11/30/2025	33.57	(0.13)	3.16	3.03	–	36.60
11/30/2024	22.76	(0.11)	10.92	10.81	–	33.57
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
Class R6
5/31/2026(c)	37.03	(0.05)	4.63	4.58	(2.02)	39.59
11/30/2025	33.92	(0.10)	3.21	3.11	–	37.03
11/30/2024	22.99	(0.09)	11.02	10.93	–	33.92
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.89 (d)	1.31	(e)	1.46	(e)	(1.00	)(e)	$437	59	(d)
8.39	1.31		1.46		(1.00)		392	100
46.43	1.31		1.50		(1.03)		439	117
(2.85)	1.31		1.51		(0.97)		683	149
(27.44)	1.40		1.54		(0.77)		858	118
11.68	1.41		1.52		(1.07)		1,257	68

12.96 (d)	1.21	(e)	1.36	(e)	(0.90	)(e)	12,820	59	(d)
8.49	1.21		1.36		(0.90)		12,085	100
46.63	1.21		1.40		(0.91)		11,994	117
(2.75)	1.21		1.41		(0.86)		9,340	149
(27.39)	1.30		1.44		(0.65)		10,319	118
11.79	1.31		1.42		(0.97)		15,075	68

13.09 (d)	0.96	(e)	1.11	(e)	(0.66	)(e)	1,128	59	(d)
8.76	0.96		1.11		(0.66)		1,706	100
47.02	0.96		1.15		(0.66)		2,323	117
(2.53)	0.96		1.16		(0.61)		1,695	149
(27.19)	1.04		1.19		(0.40)		2,038	118
12.08	1.06		1.17		(0.72)		2,643	68

13.23 (d)	0.69	(e)	0.83	(e)	(0.39	)(e)	23	59	(d)
9.03	0.71		0.83		(0.40)		21	100
47.43	0.71		0.87		(0.41)		15	117
(2.27)	0.71		0.90		(0.37)		47	149
(27.01)	0.80		0.94		(0.23)		65	118
12.34	0.81		0.92		(0.46)		194	68

13.29 (d)	0.60	(e)	0.76	(e)	(0.29	)(e)	13,342	59	(d)
9.17	0.59		0.77		(0.29)		12,300	100
47.48	0.63		0.79		(0.33)		11,424	117
(2.21)	0.63		0.78		(0.28)		8,484	149
(26.96)	0.71		0.85		(0.07)		9,216	118
12.44	0.74		0.84		(0.40)		12,593	68

See Notes to Financial Statements.	23

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(c)	$15.23	$0.02	$1.80	$1.82	$(0.04)	$(0.92)	$(0.96)
11/30/2025	18.32	0.05	(1.45)	(1.40)	– (f)	(1.69)	(1.69)
11/30/2024	13.64	0.02	4.68	4.70	(0.02)	–	(0.02)
11/30/2023	13.57	0.04	0.51	0.55	(0.03)	(0.45)	(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
Class C
5/31/2026(c)	1.88	– (f)	0.13	0.13	(0.06)	(0.92)	(0.98)
11/30/2025	3.83	(0.01)	(0.24)	(0.25)	(0.01)	(1.69)	(1.70)
11/30/2024	2.89	(0.02)	0.98	0.96	(0.02)	–	(0.02)
11/30/2023	3.29	(0.01)	0.09	0.08	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (f)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
Class F
5/31/2026(c)	15.49	0.03	1.84	1.87	(0.07)	(0.92)	(0.99)
11/30/2025	18.61	0.07	(1.47)	(1.40)	(0.03)	(1.69)	(1.72)
11/30/2024	13.85	0.04	4.76	4.80	(0.04)	–	(0.04)
11/30/2023	13.77	0.06	0.51	0.57	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
Class F3
5/31/2026(c)	21.24	0.06	2.56	2.62	(0.08)	(0.92)	(1.00)
11/30/2025	24.83	0.13	(1.99)	(1.86)	(0.04)	(1.69)	(1.73)
11/30/2024	18.46	0.09	6.34	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11	0.70	0.81	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
Class I
5/31/2026(c)	20.96	0.06	2.52	2.58	(0.08)	(0.92)	(1.00)
11/30/2025	24.54	0.12	(1.97)	(1.85)	(0.04)	(1.69)	(1.73)
11/30/2024	18.25	0.08	6.26	6.34	(0.05)	–	(0.05)
11/30/2023	17.98	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
Class P
5/31/2026(c)	13.61	– (f)	1.61	1.61	(0.02)	(0.92)	(0.94)
11/30/2025	16.59	0.02	(1.31)	(1.29)	–	(1.69)	(1.69)
11/30/2024	12.36	(0.01)	4.24	4.23	–	–	–
11/30/2023	12.35	0.01	0.46	0.47	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (f)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)

24	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.09	12.62 (d)	1.20	(e)	1.20	(e)	0.27	(e)	$169,436	21	(d)
15.23	(8.03)	1.21		1.21		0.32		166,125	69
18.32	34.47	1.21		1.21		0.11		210,245	42
13.64	4.41	1.19		1.19		0.29		178,084	34
13.57	(9.18)	1.22		1.23		0.31		191,440	54
17.62	27.48	1.17		1.17		0.27		235,845	78

1.03	11.90 (d)	1.95	(e)	1.95	(e)	(0.48	)(e)	1,758	21	(d)
1.88	(8.95)	1.97		1.97		(0.46)		1,814	69
3.83	33.45	1.96		1.96		(0.65)		3,326	42
2.89	3.85	1.94		1.94		(0.46)		3,635	34
3.29	(10.03)	1.98		1.99		(0.45)		4,974	54
6.32	26.62	1.92		1.92		(0.54)		7,246	78

16.37	12.71 (d)	1.05	(e)	1.05	(e)	0.42	(e)	2,194	21	(d)
15.49	(7.93)	1.06		1.06		0.47		2,123	69
18.61	34.69	1.06		1.06		0.26		2,769	42
13.85	4.53	1.05		1.05		0.42		2,732	34
13.77	(8.99)	1.08		1.08		0.39		5,667	54
17.83	27.63	1.02		1.02		0.31		15,604	78

22.86	12.84 (d)	0.89	(e)	0.89	(e)	0.58	(e)	30,054	21	(d)
21.24	(7.76)	0.89		0.89		0.64		28,043	69
24.83	34.88	0.88		0.88		0.44		33,175	42
18.46	4.75	0.88		0.88		0.60		28,053	34
18.17	(8.85)	0.88		0.88		0.67		27,967	54
22.66	27.89	0.84		0.84		0.60		30,482	78

22.54	12.83 (d)	0.95	(e)	0.95	(e)	0.52	(e)	162,749	21	(d)
20.96	(7.81)	0.96		0.96		0.58		149,658	69
24.54	34.82	0.96		0.96		0.36		164,679	42
18.25	4.66	0.94		0.94		0.54		138,027	34
17.98	(8.95)	0.97		0.97		0.42		157,173	54
22.47	27.81	0.92		0.92		0.53		372,878	78

14.28	12.54 (d)	1.40	(e)	1.40	(e)	0.07	(e)	8,062	21	(d)
13.61	(8.24)	1.41		1.42		0.12		7,717	69
16.59	34.22	1.41		1.41		(0.09)		10,507	42
12.36	4.16	1.39		1.39		0.09		11,877	34
12.35	(9.33)	1.42		1.43		0.11		12,171	54
16.28	27.22	1.37		1.37		0.09		14,393	78

See Notes to Financial Statements.	25

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2026(c)	$13.19	$–	(f)	$1.55	$1.55	$(0.01)	$(0.92)	$(0.93)
11/30/2025	16.15	–	(f)	(1.27)	(1.27)	–	(1.69)	(1.69)
11/30/2024	12.05	(0.03)		4.13	4.10	–	–	–
11/30/2023	12.06	(0.01)		0.45	0.44	–	(0.45)	(0.45)
11/30/2022	15.98	–	(f)	(1.25)	(1.25)	– (f)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)		3.41	3.40	(0.11)	–	(0.11)
Class R3
5/31/2026(c)	13.69	–	(f)	1.62	1.62	(0.02)	(0.92)	(0.94)
11/30/2025	16.69	0.01		(1.32)	(1.31)	–	(1.69)	(1.69)
11/30/2024	12.44	(0.02)		4.27	4.25	–	–	–
11/30/2023	12.42	0.01		0.46	0.47	–	(0.45)	(0.45)
11/30/2022	16.37	–	(f)	(1.28)	(1.28)	– (f)	(2.67)	(2.67)
11/30/2021	12.99	–	(f)	3.50	3.50	(0.12)	–	(0.12)
Class R4
5/31/2026(c)	15.28	0.02		1.82	1.84	(0.04)	(0.92)	(0.96)
11/30/2025	18.38	0.05		(1.46)	(1.41)	– (f)	(1.69)	(1.69)
11/30/2024	13.68	0.02		4.70	4.72	(0.02)	–	(0.02)
11/30/2023	13.61	0.04		0.50	0.54	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01		(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05		3.77	3.82	(0.16)	–	(0.16)
Class R5
5/31/2026(c)	21.00	0.06		2.52	2.58	(0.08)	(0.92)	(1.00)
11/30/2025	24.58	0.13		(1.98)	(1.85)	(0.04)	(1.69)	(1.73)
11/30/2024	18.28	0.08		6.27	6.35	(0.05)	–	(0.05)
11/30/2023	18.01	0.10		0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10		(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07		4.84	4.91	(0.19)	–	(0.19)
Class R6
5/31/2026(c)	21.24	0.06		2.55	2.61	(0.08)	(0.92)	(1.00)
11/30/2025	24.82	0.13		(1.97)	(1.84)	(0.05)	(1.69)	(1.74)
11/30/2024	18.45	0.10		6.33	6.43	(0.06)	–	(0.06)
11/30/2023	18.17	0.11		0.69	0.80	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12		(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13		4.82	4.95	(0.19)	–	(0.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.

26	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.81	12.44 (d)	1.55	(e)	1.55	(e)	(0.08	)(e)	$954	21	(d)
13.19	(8.35)	1.56		1.56		(0.02)		849	69
16.15	34.02	1.56		1.56		(0.23)		943	42
12.05	4.02	1.54		1.54		(0.06)		520	34
12.06	(9.46)	1.58		1.58		(0.02)		521	54
15.98	27.00	1.52		1.52		(0.08)		607	78

14.37	12.55 (d)	1.45	(e)	1.45	(e)	–	(e)(g)	2,626	21	(d)
13.69	(8.31)	1.46		1.46		0.09		2,946	69
16.69	34.16	1.46		1.46		(0.12)		2,578	42
12.44	4.15	1.44		1.44		0.05		2,816	34
12.42	(9.41)	1.48		1.48		0.03		2,663	54
16.37	27.18	1.42		1.42		0.02		4,829	78

16.16	12.67 (d)	1.20	(e)	1.20	(e)	0.27	(e)	445	21	(d)
15.28	(8.05)	1.21		1.21		0.31		431	69
18.38	34.53	1.21		1.21		0.12		599	42
13.68	4.37	1.19		1.19		0.28		398	34
13.61	(9.14)	1.21		1.22		0.07		458	54
17.66	27.51	1.17		1.17		0.27		1,564	78

22.58	12.80 (d)	0.95	(e)	0.95	(e)	0.52	(e)	705	21	(d)
21.00	(7.80)	0.96		0.96		0.62		624	69
24.58	34.82	0.96		0.96		0.37		328	42
18.28	4.66	0.94		0.94		0.54		284	34
18.01	(8.93)	0.97		0.98		0.56		283	54
22.50	27.83	0.92		0.92		0.33		326	78

22.85	12.80 (d)	0.89	(e)	0.89	(e)	0.58	(e)	10,088	21	(d)
21.24	(7.72)	0.89		0.89		0.64		6,225	69
24.82	34.89	0.88		0.88		0.46		7,893	42
18.45	4.70	0.88		0.88		0.60		5,039	34
18.17	(8.81)	0.88		0.88		0.64		5,470	54
22.65	27.91	0.84		0.84		0.60		8,311	78

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2026: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating each Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews each

Notes to Financial Statements (unaudited)(continued)

Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign

Notes to Financial Statements (unaudited)(continued)

currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Because the Funds’ repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities-Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

(h)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund
First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Dividend Growth Fund	.51%
Growth Opportunities Fund	.50%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended May 31, 2026:

Fund	Amount
Dividend Growth Fund	$20,057
Small Cap Value Fund	5,061

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2026 and continuing through March 31, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation, and extraordinary expenses, to the following annual rates:

	Effective April 1, 2026		Prior to April 1, 2026
	Classes		Classes
	A, C, F, I, P, R2,		A,C,F,I,P,R2,R3, R4
Fund	R3, R4 and R5	F3 and R6	and R5	F3 and R6
Growth Opportunities Fund	.71%	.62%	.71%	.59%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2026 and continuing through March 31, 2027, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$124,803	$883,372
Growth Opportunities Fund	14,918	117,495
Small Cap Value Fund	5,293	33,206

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2026:

	Class A	Class C
Dividend Growth Fund	$1,936	$6,658
Growth Opportunities Fund	1,279	437
Small Cap Value Fund	63	48

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of May 31, 2026, the percentages of the Funds’ outstanding shares owned by other Lord Abbett funds that invest principally in affiliated mutual funds managed by Lord Abbett were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	26.39%
Multi-Asset Balanced Opportunity Fund	5.60%	–
Multi-Asset Income Fund	1.32%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$18,374,756	$196,362,065	$–	$214,736,821
Growth Opportunities Fund	–	44,973,699	–	44,973,699
Small Cap Value Fund	1,269,615	19,697,328	–	20,966,943

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$35,580,929	$176,761,384	$–	$212,342,313
Growth Opportunities Fund	–	–	–	–
Small Cap Value Fund	422,017	36,407,410	–	36,829,427

As of May 31 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Notes to Financial Statements (unaudited)(continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,946,915,661	$2,059,200,084	$(25,155,755)	$2,034,044,329
Growth Opportunities Fund	555,905,722	272,292,645	(10,160,874)	262,131,771
Small Cap Value Fund	301,368,244	101,537,233	(13,302,848)	88,234,385

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Dividend Growth Fund	$–	$874,655,020	$–	$968,887,084
Growth Opportunities Fund	–	419,558,317	–	405,593,194
Small Cap Value Fund	–	80,424,928	–	102,568,367

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2026, the Funds did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended May 31, 2026, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the period ended May 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statements of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Growth Opportunities Fund	$12,726,297	$12,843,634	$–

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be

Notes to Financial Statements (unaudited)(continued)

less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts, foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,144,690	$106,138,779	8,176,504	$192,060,016
Reinvestment of distributions	5,150,465	127,056,585	5,567,136	129,270,491
Shares reacquired	(7,722,120)	(197,557,179)	(15,397,244)	(363,354,266)
Increase (decrease)	1,573,035	$35,638,185	(1,653,604)	$(42,023,759)

Class C Shares
Shares sold	563,648	$14,178,038	1,107,241	$25,727,076
Reinvestment of distributions	219,923	5,311,152	241,303	5,484,815
Shares reacquired	(789,875)	(19,873,199)	(1,916,849)	(44,065,670)
Decrease	(6,304)	$(384,009)	(568,305)	$(12,853,779)

Class F Shares
Shares sold	187,571	$4,824,586	372,013	$8,848,903
Reinvestment of distributions	110,155	2,745,889	133,957	3,138,951
Shares reacquired	(354,725)	(9,238,290)	(691,235)	(16,295,371)
Decrease	(56,999)	$(1,667,815)	(185,265)	$(4,307,517)

Class F3 Shares
Shares sold	2,286,752	$60,215,111	3,864,138	$93,994,023
Reinvestment of distributions	796,898	20,151,553	788,873	18,760,208
Shares reacquired	(1,945,113)	(51,121,251)	(3,081,330)	(74,662,102)
Increase	1,138,537	$29,245,413	1,571,681	$38,092,129

Class I Shares
Shares sold	5,934,134	$155,432,006	10,224,233	$244,635,427
Reinvestment of distributions	1,901,347	47,623,217	1,910,742	45,035,941
Shares reacquired	(5,672,221)	(148,065,756)	(8,560,475)	(205,406,809)
Increase	2,163,260	$54,989,467	3,574,500	$84,264,559

Class P Shares
Shares sold	19,868	$516,416	36,719	$885,318
Reinvestment of distributions	2,448	60,906	2,278	53,342
Shares reacquired	(28,924)	(740,781)	(37,023)	(904,780)
Increase (decrease)	(6,608)	$(163,459)	1,974	$33,880

Class R2 Shares
Shares sold	1,543	$39,922	4,908	$121,700
Reinvestment of distributions	2,324	58,184	2,203	51,846
Shares reacquired	(6,617)	(173,511)	(3,048)	(70,353)
Increase (decrease)	(2,750)	$(75,405)	4,063	$103,193

Class R3 Shares
Shares sold	28,097	$716,543	60,210	$1,418,410
Reinvestment of distributions	26,739	654,569	30,864	710,947
Shares reacquired	(67,785)	(1,718,635)	(150,057)	(3,549,019)
Decrease	(12,949)	$(347,523)	(58,983)	$(1,419,662)

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	40,538	$1,024,975	29,278	$680,076
Reinvestment of distributions	5,556	136,960	8,094	187,542
Shares reacquired	(45,324)	(1,160,726)	(92,726)	(2,143,587)
Increase (decrease)	770	$1,209	(55,354)	$(1,275,969)

Class R5 Shares
Shares sold	1,317	$34,216	52,502	$1,250,300
Reinvestment of distributions	1,446	36,199	741	17,443
Shares reacquired	(4,681)	(120,862)	(33,678)	(783,138)
Increase (decrease)	(1,918)	$(50,447)	19,565	$484,605

Class R6 Shares
Shares sold	85,025	$2,211,969	314,817	$7,403,637
Reinvestment of distributions	13,123	331,822	14,065	334,539
Shares reacquired	(69,085)	(1,811,018)	(288,637)	(7,015,574)
Increase	29,063	$732,773	40,245	$722,602

Growth Opportunities Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	736,326	$20,529,574	1,182,127	$31,819,426
Reinvestment of distributions	1,033,697	27,289,599	–	–
Shares reacquired	(1,333,123)	(36,958,126)	(2,186,830)	(57,611,446)
Increase (decrease)	436,900	$10,861,047	(1,004,703)	$(25,792,020)

Class C Shares
Shares sold	49,643	$745,296	68,589	$1,046,260
Reinvestment of distributions	67,028	935,710	–	–
Shares reacquired	(108,344)	(1,607,247)	(163,832)	(2,440,922)
Increase (decrease)	8,327	$73,759	(95,243)	$(1,394,662)

Class F Shares
Shares sold	6,508	$194,411	25,927	$814,304
Reinvestment of distributions	9,505	271,366	–	–
Shares reacquired	(12,118)	(354,749)	(52,480)	(1,657,466)
Increase (decrease)	3,895	$111,028	(26,553)	$(843,162)

Class F3 Shares
Shares sold	1,143,960	$40,460,704	2,025,247	$69,691,043
Reinvestment of distributions	215,776	7,254,406	–	–
Shares reacquired	(690,509)	(24,207,877)	(771,970)	(25,595,180)
Increase	669,227	$23,507,233	1,253,277	$44,095,863

Class I Shares
Shares sold	1,018,901	$35,063,581	2,991,224	$93,671,942
Reinvestment of distributions	189,385	6,276,217	–	–
Shares reacquired	(796,481)	(27,654,261)	(1,037,973)	(34,585,982)
Increase	411,805	$13,685,537	1,953,251	$59,085,960

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	2,961	$76,629	17,142	$421,347
Reinvestment of distributions	8,043	199,538	–	–
Shares reacquired	(20,541)	(570,129)	(35,550)	(906,899)
Decrease	(9,537)	$(293,962)	(18,408)	$(485,552)

Class R2 Shares
Shares sold	906	$22,122	3,159	$72,886
Reinvestment of distributions	1,143	26,815	–	–
Shares reacquired	(992)	(22,962)	(6,299)	(152,918)
Increase (decrease)	1,057	$25,975	(3,140)	$(80,032)

Class R3 Shares
Shares sold	30,856	$791,193	51,935	$1,288,670
Reinvestment of distributions	35,762	876,885	–	–
Shares reacquired	(59,602)	(1,532,139)	(85,538)	(2,195,964)
Increase (decrease)	7,016	$135,939	(33,603)	$(907,294)

Class R4 Shares
Shares sold	6,327	$171,081	8,783	$233,791
Reinvestment of distributions	4,432	117,011	–	–
Shares reacquired	(32,169)	(939,640)	(36,589)	(961,170)
Decrease	(21,410)	$(651,548)	(27,806)	$(727,379)

Class R5 Shares
Shares sold	–	$–	132	$4,971
Reinvestment of distributions	8	266	–	–
Increase	8	$266	132	$4,971

Class R6 Shares
Shares sold	30,574	$1,064,533	73,240	$2,450,066
Reinvestment of distributions	5,415	181,945	–	–
Shares reacquired	(31,214)	(1,092,724)	(77,812)	(2,479,577)
Increase (decrease)	4,775	$153,754	(4,572)	$(29,511)

Small Cap Value Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	272,306	$4,135,952	626,137	$9,303,215
Reinvestment of distributions	658,939	9,600,744	1,150,743	18,273,804
Shares reacquired	(1,311,981)	(20,139,148)	(2,340,780)	(34,730,008)
Decrease	(380,736)	$(6,402,452)	(563,900)	$(7,152,989)

Class C Shares
Shares sold	66,525	$63,422	86,634	$162,527
Reinvestment of distributions	975,086	916,581	721,890	1,429,342
Shares reacquired	(305,869)	(329,861)	(714,099)	(1,366,984)
Increase	735,742	$650,142	94,425	$224,885

Notes to Financial Statements (unaudited)(continued)

Small Cap Value Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,773	$26,241	13,613	$209,075
Reinvestment of distributions	7,206	106,720	12,040	194,213
Shares reacquired	(12,087)	(189,344)	(37,356)	(559,597)
Decrease	(3,108)	$(56,383)	(11,703)	$(156,309)

Class F3 Shares
Shares sold	95,455	$2,075,540	211,732	$4,322,829
Reinvestment of distributions	63,415	1,310,788	104,961	2,318,586
Shares reacquired	(164,331)	(3,569,464)	(332,540)	(6,819,374)
Decrease	(5,461)	$(183,136)	(15,847)	$(177,959)

Class I Shares
Shares sold	118,053	$2,548,037	460,279	$8,681,293
Reinvestment of distributions	350,183	7,136,740	526,132	11,474,945
Shares reacquired	(386,221)	(8,248,456)	(556,129)	(11,644,589)
Increase	82,015	$1,436,321	430,282	$8,511,649

Class P Shares
Shares sold	22,831	$310,161	53,082	$680,058
Reinvestment of distributions	41,004	530,590	71,002	1,009,651
Shares reacquired	(66,324)	(887,828)	(190,397)	(2,621,180)
Decrease	(2,489)	$(47,077)	(66,313)	$(931,471)

Class R2 Shares
Shares sold	3,264	$43,006	13,471	$166,695
Reinvestment of distributions	4,768	59,690	7,039	97,134
Shares reacquired	(3,284)	(43,426)	(14,566)	(187,212)
Increase	4,748	$59,270	5,944	$76,617

Class R3 Shares
Shares sold	5,168	$70,568	109,274	$1,348,960
Reinvestment of distributions	15,515	202,010	18,503	264,772
Shares reacquired	(53,082)	(725,309)	(67,061)	(821,769)
Increase (decrease)	(32,399)	$(452,731)	60,716	$791,963

Class R4 Shares
Shares sold	1,806	$27,447	7,843	$113,792
Reinvestment of distributions	1,612	23,577	2,441	38,885
Shares reacquired	(4,075)	(63,751)	(14,687)	(225,522)
Decrease	(657)	$(12,727)	(4,403)	$(72,845)

Class R5 Shares
Shares sold	1,139	$24,046	16,387	$340,404
Reinvestment of distributions	1,433	29,253	1,042	22,779
Shares reacquired	(1,036)	(22,542)	(1,090)	(22,736)
Increase	1,536	$30,757	16,339	$340,447

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	193,608	$4,255,653	22,080	$472,460
Reinvestment of distributions	3,621	74,816	6,468	142,798
Shares reacquired	(48,884)	(1,070,790)	(53,361)	(1,080,360)
Increase (decrease)	148,345	$3,259,679	(24,813)	$(465,102)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Research Fund

(Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small Cap Value Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2025. With respect to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period but below the median of the performance peer group for the three-, five- and ten-year periods. With respect to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-, five-and ten-year periods. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. Additionally, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Dividend Growth Fund and Growth Opportunities Fund, the Board observed that the net total expense ratio and actual management fee of the Fund was below the median of the expense peer group. As to Small Cap Value Fund, the Board observed that the net total expense ratio of the Fund was equal to the median of the expense peer group and that the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, where applicable, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to Growth Opportunities Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: July 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: July 28, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: July 28, 2026